Intangible Assets - Summary of Intangible Assets (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	£ 4,753
Impairment	2,800
Ending Balance	2,410	£ 4,753
Cost [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	6,168	4,897
Additions	1,001	1,271
Ending Balance	7,169	6,168
Accumulated Amortization [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(1,415)	(937)
Charge for the year	535	478
Impairment	2,809
Ending Balance	(4,759)	(1,415)
Patents [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	4,596
Impairment	2,800
Ending Balance	2,345	4,596
Patents [member] | Cost [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	5,785	4,523
Additions	999	1,262
Ending Balance	6,784	5,785
Patents [member] | Accumulated Amortization [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(1,189)	(806)
Charge for the year	441	383
Impairment	2,809
Ending Balance	(4,439)	(1,189)
Computer software [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	157
Ending Balance	65	157
Computer software [member] | Cost [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	383	374
Additions	2	9
Ending Balance	385	383
Computer software [member] | Accumulated Amortization [member]
Disclosure Of Intangible Assets [Line Items]
Beginning Balance	(226)	(131)
Charge for the year	94	95
Ending Balance	£ (320)	£ (226)